Organization and nature of operations (Details) - USD ($)							12 Months Ended
		Dec. 13, 2024	Nov. 18, 2024	Nov. 07, 2024	Oct. 22, 2024	Oct. 17, 2024	Jun. 30, 2025	Jun. 30, 2024	Feb. 14, 2023	Sep. 13, 2019	May 11, 2017
Organization and nature of operations [Line Items]
Shares authorized for issuance	[1]						500,000,000	500,000,000
Ordinary shares, par value
Shares issued						50,000
Acquired shares		480,000
Maximum [Member]
Organization and nature of operations [Line Items]
Shares authorized for issuance						500,000,000
Max Holding Limited [Member]
Organization and nature of operations [Line Items]
Ownership interest percentage				25.00%
Glitter Win International Limited [Member]
Organization and nature of operations [Line Items]
Ownership interest percentage				4.80%
Tight Core Limited [Member]
Organization and nature of operations [Line Items]
Ownership interest percentage				4.80%
Storm Citadel Global Limited [Member]
Organization and nature of operations [Line Items]
Ownership interest percentage				1.00%
Virtuous Accolade Limited [Member]
Organization and nature of operations [Line Items]
Ownership interest percentage				4.00%
BU Creation Limited [Member]
Organization and nature of operations [Line Items]
Ownership percentage											100.00%
BU Workshop Limited [Member]
Organization and nature of operations [Line Items]
Ownership percentage										75.00%
BU Production Limited [Member]
Organization and nature of operations [Line Items]
Ownership percentage									50.00%
BUBI Services Limited [Member] | Ordinary Shares [Member]
Organization and nature of operations [Line Items]
Ordinary shares, par value
Shares issued							1
Class A Ordinary Shares [Member]
Organization and nature of operations [Line Items]
Shares issued				3,960,000
Unissued ordinary shares						249,999,999
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and nature of operations [Line Items]
Shares authorized for issuance							250,000,000
Ordinary shares, par value
Class A Ordinary Shares [Member] | Glitter Win International Limited [Member]
Organization and nature of operations [Line Items]
Ownership interest percentage		4.80%
Class A Ordinary Shares [Member] | BUBI Services Limited [Member]
Organization and nature of operations [Line Items]
Ordinary shares, par value
Shares issued					6,039,999		1
Total consideration					$ 1
Class B Ordinary Shares [Member]
Organization and nature of operations [Line Items]
Ordinary shares, par value
Shares issued			5,000,000
Unissued ordinary shares						250,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and nature of operations [Line Items]
Shares authorized for issuance							250,000,000
Ordinary shares, par value

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).